Employee Defined Benefit Obligations - Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Change in discount rate by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ (15.6)	$ (11.2)
Decrease	17.0	11.8
Change in pre-retirement inflation rate by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	5.0	3.9
Decrease	(4.8)	(3.8)
Change in salary growth by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	0.9	0.5
Decrease	(0.8)	(0.5)
Change in pension increase assumption by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	8.4	6.4
Decrease	(8.1)	(6.1)
Increase of one year in the life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 9.4	$ 6.0